Income Taxes (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Dec. 20, 2017	Dec. 31, 2019	Dec. 31, 2018
Net operating loss carryforward		$ 3,700,000
Net operating loss expiration description		expiring through the year 2036, generally.
Effective income tax rate		25.00%	25.00%
Estimated tax liability		$ 747	$ 23,459
Increase decrease in net operating loss carryforward		$ 2,766,508	$ 947,937
Tax Cuts and Jobs Act [Member]
Effective income tax rate reconciliation, change in enacted tax rate, amount	$ 10,000,000
Effective income tax rate reconciliation	35.00%
Effective income tax rate reconciliation, change in enacted flat rate, percent	21.00%